Financial Information of the Parent Company - Schedule of Parent Company Statements of Income and Comprehensive Income (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Parent Company Statements of Income and Comprehensive Income [Line Items]
OPERATING EXPENSES	$ (1,388,694)	$ (247,164)	$ (231,540)
INCOME FROM SUBSIDIARIES	1,066,492	2,350,521	2,091,153
NET (LOSS) INCOME	(322,202)	2,103,357	1,859,613
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	19,651	99,298	(67,065)
COMPREHENSIVE (LOSS) INCOME	$ (302,551)	$ 2,202,655	$ 1,792,548